Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
Document Creation Date	dei_DocumentCreationDate	Sep. 13, 2013